BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Research and development expenses		$ 6,393	$ 5,823	$ 7,876
General and administrative expenses		5,784	4,722	5,303
Sales and marketing expenses		15,880	11,283	13,269
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses	[1]	112	236	113
General and administrative expenses	[1]	1,137	619	943
Sales and marketing expenses	[1]		150
Interested and related parties	[1]	1,249	1,005	1,056
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses		82		81
General and administrative expenses		238	201	238
Sales and marketing expenses
Interested and related parties		$ 320	$ 201	$ 319

[1]	Some of the key management personnel are interested parties by virtue of holdings.